Inventory - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory valuation reserves	$ 4.8	$ 6.3	$ 3.6